Description of the business and summary of material accounting policy information - financial instruments (Details) $ in Thousands	12 Months Ended
Dec. 31, 2023 MXN ($)
Revenue recognition
Discounts, payment incentives, bonuses or other variable considerations	$ 0
Minimum
Revenue recognition
Term of trade receivables	1 day
Maximum
Revenue recognition
Term of trade receivables	2 days